CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenues:
Net revenues	$ 574,568	¥ 4,000,025	¥ 3,781,946	¥ 2,881,215
Cost of services	(175,520)	(1,221,935)	(1,081,011)	(796,063)
Gross profit	399,048	2,778,090	2,700,935	2,085,152
Operating expenses
Sales and marketing	(170,679)	(1,188,233)	(1,197,178)	(917,784)
General and administrative	(55,168)	(384,072)	(353,557)	(296,608)
Total operating expenses	(225,847)	(1,572,305)	(1,550,735)	(1,214,392)
Income from operations	173,201	1,205,785	1,150,200	870,760
Gain (Loss) from foreign currency translation	9,750	67,881	(112,353)	3,630
Interest and investment income, net	25,221	175,584	113,673	77,009
Change in fair value of equity securities investment	(6,092)	(42,410)
Change in fair value of convertible senior notes	(108,029)	(752,073)	99,079	(496,175)
Impairment of long-term investments	(14,117)	(98,277)
Gain from sale of long-term investments	0	0	61,070
Other income, net	29,533	205,602	175,206	87,032
Income before income tax expense	109,467	762,092	1,486,875	542,256
Income tax expense	(33,883)	(235,890)	(242,434)	(169,493)
Net income	75,584	526,202	1,244,441	372,763
Net loss (income) attributable to non-controlling interests	879	6,116	7,878	(874)
Net income attributable to 51job, Inc.	76,463	532,318	1,252,319	371,889
Other comprehensive income:
Foreign currency translation adjustments	49	339	698	(6,037)
Unrealized gain on available-for-sale debt securities, net of tax effect of RMB36,900, RMB38,847 and nil in 2017, 2018 and 2019, respectively	0	0	116,540	110,702
Total comprehensive income	75,633	526,541	1,361,679	477,428
Comprehensive loss (income) attributable to non-controlling interests	879	6,116	7,878	(874)
Comprehensive income attributable to 51job, Inc	$ 76,512	¥ 532,657	¥ 1,369,557	¥ 476,554
Earnings per share:
- Basic (in CNY and dollars per share) | (per share)	$ 1.17	¥ 8.18	¥ 20.42	¥ 6.19
- Diluted (in CNY and dollars per share) | (per share)	$ 1.15	¥ 7.98	¥ 19.82	¥ 6.08
Weighted average number of common shares outstanding:
- Basic (in shares)	65,049,597	65,049,597	61,318,292	60,087,306
- Diluted (in shares)	66,683,457	66,683,457	63,175,483	61,150,413
Online recruitment services
Revenues:
Net revenues	$ 354,963	¥ 2,471,179	¥ 2,431,898	¥ 1,871,700
Other human resource related revenues
Revenues:
Net revenues	$ 219,605	¥ 1,528,846	¥ 1,350,048	¥ 1,009,515